Earnings per share (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings per share
Profit/(loss) from continuing operations attributable to ordinary shareholders	£ 2,674	£ (874)		£ 2,877
Profit from discontinued operations attributable to ordinary shareholders	276	121		256
Profit/(loss) attributable to ordinary shareholders	£ 2,950	£ (753)	[1]	£ 3,133	[1]
Weighted average number of shares
Weighted average number of ordinary shares outstanding during the year	11,622	12,095		12,067
Effect of dilutive share options and convertible securities	45			35
Diluted weighted average number of ordinary shares outstanding during the year	11,667	12,095		12,102

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.